Cash and cash equivalents - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents
Interest income on deposits	€ 2,800
Restricted cash and cash equivalents	€ 0	€ 0	€ 0